Inventories - Summary of Changes in the Provision for Slow Moving and Obsolete Raw Materials and Finished Products (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Classes Of Inventories [Abstract]
Beginning balance	€ 13,059	€ 11,855
Additions	3,413	3,371
Reductions	(904)	(2,167)
Ending balance	€ 15,568	€ 13,059